Variable interest entities - Narrative (Details) - Variable interest entity, primary beneficiary $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
AerFunding
Variable Interest Entity [Line Items]
Ownership (in percentage)	5.00%
Subordinated notes, ownership, percentage	100.00%
Long-term line of credit	$ 750.0
Senior notes	2,000.0
Aercap Partners I Holding Limited
Variable Interest Entity [Line Items]
Subordinated debt	$ 54.4